Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 25,447	£ 25,346
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	410,057	423,149
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	16,685	16,713
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	8,762	8,633
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	1,252	1,433
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 408,805	£ 421,716